Fixed Assets	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. Fixed Assets

The following is a summary of the fixed assets as of December 31:

	2011			2010
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Computers, furniture and fixtures	$100,373	$(73,521)	$26,852	$94,268	$(68,540)	$25,728
Leasehold improvements	49,292	(28,407)	20,885	41,217	(25,892)	15,325
	$149,665	$(101,928)	$47,737	$135,485	$(94,432)	$41,053

Included in fixed assets are assets under capital lease obligations with a cost of $4,243, (2010 — $4,323) and accumulated depreciation of $2,816 (2010 — $2,421). Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $17,653, $16,441 and $16,087, respectively.